Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
T-REX 2X LONG TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Tesla Daily Target ETF
Class Name	T-Rex 2X Long Tesla Daily Target ETF
Trading Symbol	TSLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long Tesla Daily Target ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tslt/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/tslt/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Tesla Daily Target ETF	$105	1.05%¹

¹	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 579,107,775
Holdings Count | Holdings	5
Advisory Fees Paid, Amount	$ 2,341,119
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$579,107,775
Number of Holdings	5
Total Advisory Fee	$2,341,119
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of December 31, 2024) Sector Breakdown
Consumer Discretionary	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash	2.43%
Cash Collateral	34.67%
Derivatives	13.82%
Other Assets Net of Liabilities	49.08%

T-REX 2X INVERSE TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse Tesla Daily Target ETF
Class Name	T-Rex 2X Inverse Tesla Daily Target ETF
Trading Symbol	TSLZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Tesla Daily Target ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tslz/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/tslz/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse Tesla Daily Target ETF	$29	1.05%¹

¹	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 86,752,691
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 303,683
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$86,752,691
Number of Holdings	3
Total Advisory Fee	$303,683
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of December 31, 2024) Sector Breakdown
Consumer Discretionary	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash Collateral	190.38%
Derivatives	-56.37%
Liabilities in Excess of Other Assets	-34.01%

T-REX 2X LONG NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long NVIDIA Daily Target ETF
Class Name	T-Rex 2X Long NVIDIA Daily Target ETF
Trading Symbol	NVDX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Long NVIDIA Daily Target ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvdx/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/nvdx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NVIDIA Daily Target ETF	$51	1.05%¹

¹	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[3]
Net Assets	$ 619,088,643
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 3,556,172
Investment Company, Portfolio Turnover	26318.78%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$619,088,643
Number of Holdings	4
Total Advisory Fee	$3,556,172
Portfolio Turnover Rate	26,318.78%

Holdings [Text Block]	Sector Breakdown
Information Technology	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash	10.47%
Cash Collateral	81.52%
Derivatives	-11.09%
Other Assets Net of Liabilities	19.10%

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Inverse NVIDIA Daily Target ETF
Class Name	T-Rex 2X Inverse NVIDIA Daily Target ETF
Trading Symbol	NVDQ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T-Rex 2X Inverse NVIDIA Daily Target ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvdq/. You can also contact us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/nvdq/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse NVIDIA Daily Target ETF	$42	1.05%¹

¹	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.05%	[4]
Net Assets	$ 49,721,188
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 287,286
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$49,721,188
Number of Holdings	2
Total Advisory Fee	$287,286
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of December 31, 2024) Sector Breakdown
Information Technology	100.00%

Largest Holdings [Text Block]
Portfolio Composition
Cash	0.64%
Cash Collateral	121.64%
Derivatives	2.95%
Liabilities in Excess of Other Assets	-25.23%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.